Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,934
Gains/(losses) recorded in income	[1]	224
Gains/(losses) recorded in OCI		69
Purchases/ Issuances		198
Sales/ Settlements		(407)
Transfers into/out of Level 3		193
Fair value, ending balance		2,211	$ 1,934
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	218
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10	15
Gains/(losses) recorded in income	[1]	81	(11)
Purchases/ Issuances		(7)	9
Sales/ Settlements		19	(9)
Transfers into/out of Level 3		17	6
Fair value, ending balance		120	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	81
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Transfers into/out of Level 3		2	(2)
Fair value, ending balance			(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		25	20
Gains/(losses) recorded in income	[1]		(1)
Purchases/ Issuances		8	44
Sales/ Settlements		(198)	(22)
Transfers into/out of Level 3		178	(16)
Fair value, ending balance		13	25
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Transfers into/out of Level 3		(4)
Fair value, ending balance			4
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		21
Purchases/ Issuances		7
Sales/ Settlements		(19)
Transfers into/out of Level 3		3
Fair value, ending balance		12	21
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		1
Sales/ Settlements		(179)
Transfers into/out of Level 3		179
Fair value, ending balance		1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,901	1,749
Gains/(losses) recorded in income	[1]	143	100
Gains/(losses) recorded in OCI		69	(25)
Purchases/ Issuances		197	251
Sales/ Settlements		(228)	(207)
Transfers into/out of Level 3		(4)	33
Fair value, ending balance		2,078	1,901
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	136
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		35
Gains/(losses) recorded in income	[1]	(5)
Transfers into/out of Level 3		2
Fair value, ending balance		32	35
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(5)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,866
Gains/(losses) recorded in income	[1]	148
Gains/(losses) recorded in OCI		69
Purchases/ Issuances		197
Sales/ Settlements		(228)
Transfers into/out of Level 3		(6)
Fair value, ending balance		2,046	1,866
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	141
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	[1]	2
Purchases/ Issuances		4
Sales/ Settlements		(3)
Fair value, ending balance		3
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	2
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		44
Gains/(losses) recorded in income	[1]	97
Purchases/ Issuances		17
Transfers into/out of Level 3		3
Fair value, ending balance		161	44
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	97
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		7
Gains/(losses) recorded in income	[1]	9
Fair value, ending balance		16	7
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	9
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income	[1]	(1)
Purchases/ Issuances		3
Fair value, ending balance		4	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		2
Transfers into/out of Level 3		(1)
Fair value, ending balance		1
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(13)
Gains/(losses) recorded in income	[1]	(10)
Purchases/ Issuances		(5)
Sales/ Settlements		22
Transfers into/out of Level 3		(2)
Fair value, ending balance		(8)	(13)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(10)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(19)
Gains/(losses) recorded in income	[1]	(15)
Purchases/ Issuances		(26)
Transfers into/out of Level 3		17
Fair value, ending balance		(43)	(19)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	(15)
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Gains/(losses) recorded in income	[1]	1
Purchases/ Issuances		(2)
Fair value, ending balance		(2)	(1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(10)
Gains/(losses) recorded in income	[1]	(2)
Fair value, ending balance		(12)	$ (10)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	$ (2)

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the unrealized gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.
[4]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.